Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2018
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2016	2017	2018
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$108,027	$352,590	$571,823
Denominator:
Weighted average ordinary shares outstanding	214,745	220,555	223,751
Basic net income per share attributable to Weibo	$0.50	$1.60	$2.56

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$108,027	$352,590	$571,823
Add: Effect on interest expenses and amortized issuance cost of convertible debt	—	—	15,390
Net income attributable for calculating diluted net income per share	108,027	352,590	587,213
Denominator:
Weighted average ordinary shares outstanding	214,745	220,555	223,751
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	4,334	1,213	283
Unvested restricted share units	3,780	3,595	1,896
Convertible debt	—	—	6,753
Shares used in computing diluted net income per share attributable to Weibo	222,859	225,363	232,683
Diluted net income per share attributable to Weibo	$0.48	$1.56	$2.52